[INVESCO ICON]|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor



October 1, 2002



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   INVESCO MONEY MARKET FUNDS, INC.
      1933 ACT NO. 002-55079
      1940 ACT NO. 811-2606
      CIK NO. 0000035685

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Money Market Funds, Inc. (the "Company") hereby submits for filing on EDGAR this certification that the definitive forms of its Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 46 under the 1933 Act to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on September 20, 2002 and became effective on September 30, 2002.

If you have any questions or comments, please contact Kim Springer at (720) 624-6671 or the undersigned at (720) 624-6243.

Sincerely,


/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm